Submission	Sep. 18, 2026
Submission [Line Items]
Central Index Key	0001131343
Registrant Name	ALTERITY THERAPEUTICS LTD
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A